Supplement to the May 1, 2010 Prospectus, as supplemented,
                       for the following products:
                  First Symetra Focus Variable Annuity

                   Supplement dated October 1, 2010


Effective November 1, 2010, the following disclosures are replaced by the following information.

The disclosure set forth below replaces the information under the Summary Section titled Inquires.

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INQUIRIES
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Our home office is located at:

First Symetra National Life
Insurance Company of New York
260 Madison Avenue
8th Floor
New York, NY 10016

If you need more information and for general correspondence, please contact us at our "Administrative Office":

First Symetra National Life
Insurance Company of New York
PO Box 3882
Seattle, WA 98124

For Overnight Mail:

First Symetra National Life
Insurance Company of New York
777 108th Ave. NE, Suite 1200
Bellevue, WA 98004

By Phone:
1-800-796-3872

On the Internet:
http://www.Symetra.com/ny